May 1, 2006

Supplement

Filed pursuant to Rule 497
File Number 33-54047

SUPPLEMENT DATED MAY 1, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE AMERICAN OPPORTUNITIES PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2006

Effective July 3, 2006, the Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the "Fund") approved changing the name of The American Opportunities Portfolio (the "Portfolio") to "The Focus Growth Portfolio." Upon effectiveness of this change, all references to "The American Opportunities Portfolio" in the Prospectus will be replaced with "The Focus Growth Portfolio."

The first paragraph in the section of the Portfolio's Prospectus titled "Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio normally invests at least 65% of its assets in a diversified portfolio of common stocks (including depositary receipts). The Portfolio's "Investment Adviser," Morgan Stanley Investment Advisors Inc., follows a flexible investment program in seeking to achieve the Portfolio's investment objective. The Investment Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Consistent with representations made in the Portfolio's existing Prospectus, the Fund's Board of Trustees is providing notice of the investment strategy change and name change prior to implementation of these changes. Shareholders should consider whether the Portfolio remains an appropriate investment in light of these changes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD AO 05/06

May 1, 2006

Supplement

SUPPLEMENT DATED MAY 1, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Dated May 1, 2006

Effective July 3, 2006, the Board of Trustees of Morgan Stanley Select Dimensions Investment Series (the "Fund") approved changing the name of The American Opportunities Portfolio to "The Focus Growth Portfolio." Upon effectiveness of this change, all references to "The American Opportunities Portfolio" in the Statement of Additional Information will be replaced with "The Focus Growth Portfolio."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.